INTANGIBLE ASSETS - Schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 75,121	$ 83,834
Amortization charges	(5,865)	(4,317)
Impairment charges	(253)
Assets acquired	27	601
Movement	(3,854)	(8,713)
Intangible assets other than goodwill at period end	71,267	75,121
RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization charges	0	0
Impairment charges	0
Assets acquired	0	0
Movement	0	0
Intangible assets other than goodwill at period end	0	0
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	250	266
Amortization charges	0	0
Impairment charges	(253)
Assets acquired	0	0
Movement	(250)	(16)
Intangible assets other than goodwill at period end	0	250
RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	47,529	54,370
Amortization charges	(3,681)	(3,597)
Impairment charges	0
Assets acquired	0	0
Movement	(2,257)	(6,841)
Intangible assets other than goodwill at period end	45,272	47,529
Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	23,703	25,185
Amortization charges	(1,300)	0
Impairment charges	0
Assets acquired	0	0
Movement	(582)	(1,482)
Intangible assets other than goodwill at period end	23,121	23,703
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,639	4,013
Amortization charges	(884)	(720)
Impairment charges	0
Assets acquired	27	601
Movement	(765)	(374)
Intangible assets other than goodwill at period end	2,874	3,639
Gross carrying amount, at cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	96,720	109,029
Divestments	(271)	(6,431)
Currency translation	3,033	(6,479)
Intangible assets other than goodwill at period end	99,509	96,720
Gross carrying amount, at cost | RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	563	598
Divestments	0	0
Currency translation	18	(35)
Intangible assets other than goodwill at period end	581	563
Gross carrying amount, at cost | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	250	7,180
Divestments	(253)	(6,431)
Currency translation	3	(499)
Intangible assets other than goodwill at period end	0	250
Gross carrying amount, at cost | RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	67,583	71,811
Divestments	0	0
Currency translation	2,126	(4,228)
Intangible assets other than goodwill at period end	69,709	67,583
Gross carrying amount, at cost | Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	23,703	25,185
Divestments	0	0
Currency translation	744	(1,482)
Intangible assets other than goodwill at period end	24,447	23,703
Gross carrying amount, at cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	4,621	4,255
Divestments	(18)	0
Currency translation	142	(235)
Intangible assets other than goodwill at period end	4,772	4,621
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(21,599)	(18,281)
Divestments	12
Currency translation	(790)	999
Intangible assets other than goodwill at period end	(28,242)	(21,599)
Accumulated Amortization | RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(563)	(598)
Divestments	0
Currency translation	(18)	35
Intangible assets other than goodwill at period end	(581)	(563)
Accumulated Amortization | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0
Currency translation	0	0
Intangible assets other than goodwill at period end	0	0
Accumulated Amortization | RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(20,054)	(17,441)
Divestments	0
Currency translation	(702)	984
Intangible assets other than goodwill at period end	(24,437)	(20,054)
Accumulated Amortization | Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0
Currency translation	(26)	0
Intangible assets other than goodwill at period end	(1,326)	0
Accumulated Amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(982)	(242)
Divestments	12
Currency translation	(44)	(20)
Intangible assets other than goodwill at period end	(1,898)	(982)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	(6,914)
Divestments	253	6,431
Currency translation		483
Intangible assets other than goodwill at period end		0
Accumulated impairment | RUCONEST® for HAE (EU)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0	0
Currency translation		0
Intangible assets other than goodwill at period end		0
Accumulated impairment | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	(6,914)
Divestments	253	6,431
Currency translation		483
Intangible assets other than goodwill at period end		0
Accumulated impairment | RUCONEST® licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0	0
Currency translation		0
Intangible assets other than goodwill at period end		0
Accumulated impairment | Joenja® license
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	0	0
Currency translation		0
Intangible assets other than goodwill at period end		0
Accumulated impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Divestments	$ 0	0
Currency translation		0
Intangible assets other than goodwill at period end		$ 0